ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2022
Beijing Qijin Technology Group Co., Ltd. ("Beijing Qijin")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
QIYUAN Education Technology (Tianjin) Co., Ltd ("TJ Qiyuan")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Beijing Beilin International Education Co., Ltd. ("BJ Beilin")
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Precious Companion Group Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Digital Knowledge World Co., Ltd. Islands
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Digital Education Co., Ltd.
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Beilin International Education Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Global Eduhub Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Global Edu (SG) Holding Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Global Eduhub Holding Limited
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Shenzhen RYB Children Education Technology Development Co., Ltd.
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Beijing Youer Lezhi Technology Development Co., Ltd.
Investments in and advances to affiliates
Percentage of legal ownership by the Company	100.00%
Shanghai Geleli Technology Development Co.,
Investments in and advances to affiliates
Percentage of legal ownership by the Company	51.00%
NASCANS Pte. Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Mulberry Learning Centre International Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Alphabet Playhouse Childcare and Learning Centre Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Alphabet Playhouse @ East Coast Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Mulberry Learning Centre Alexandra Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ Bukit Batok Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ Sengkang Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ S540 Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse Childcare & Development Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Allegiance (Edu) Ptd Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%
Little Greenhouse @ S553 Pte Ltd
Investments in and advances to affiliates
Percentage of legal ownership by the Company	85.00%